Basis of Presentation of the Consolidated Financial Statements - Summary of Breakdown of Allocated Employees (Detail) - Employee	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Breakdown Of Allocated Employees [Line Items]
Number of employees	1,948	2,010
Chile [Member]
Disclosure Of Breakdown Of Allocated Employees [Line Items]
Number of employees	1,923	1,984	1,984
Chile [Member] | Enersis [Member]
Disclosure Of Breakdown Of Allocated Employees [Line Items]
Number of employees			391
Chile [Member] | Endesa, S.A. [Member]
Disclosure Of Breakdown Of Allocated Employees [Line Items]
Number of employees			925
Chile [Member] | Chilectra S A [Member]
Disclosure Of Breakdown Of Allocated Employees [Line Items]
Number of employees			668
Americas [Member]
Disclosure Of Breakdown Of Allocated Employees [Line Items]
Number of employees			96
Americas [Member] | Enersis [Member]
Disclosure Of Breakdown Of Allocated Employees [Line Items]
Number of employees			87
Americas [Member] | Endesa, S.A. [Member]
Disclosure Of Breakdown Of Allocated Employees [Line Items]
Number of employees			7
Americas [Member] | Chilectra S A [Member]
Disclosure Of Breakdown Of Allocated Employees [Line Items]
Number of employees			2